UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02151

Bancroft Fund Ltd.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Jane D. O’Keeffe

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-422-3554

Date of fiscal year end: October 31

Date of reporting period: July 1, 2018 – June 30, 2019

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2018 TO JUNE 30, 2019

ProxyEdge	Report Date: 07/01/2019
Meeting Date Range: 07/01/2018 - 06/30/2019	1
Bancroft Fund Ltd.

Investment Company Report

WELLTOWER INC.
Security	95040Q104		Meeting Type		Annual
Ticker Symbol	WELL		Meeting Date		02-May-2019
ISIN	US95040Q1040		Agenda		934949720 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1a.	Election of Director: Kenneth J. Bacon	Management	For	For
1b.	Election of Director: Thomas J. DeRosa	Management	For	For
1c.	Election of Director: Karen B. DeSalvo	Management	For	For
1d.	Election of Director: Jeffrey H. Donahue	Management	For	For
1e.	Election of Director: Timothy J. Naughton	Management	For	For
1f.	Election of Director: Sharon M. Oster	Management	For	For
1g.	Election of Director: Sergio D. Rivera	Management	For	For
1h.	Election of Director: Johnese M. Spisso	Management	For	For
1i.	Election of Director: Kathryn M. Sullivan	Management	For	For
1j.	Election of Director: R. Scott Trumbull	Management	For	For
1k.	Election of Director: Gary Whitelaw	Management	For	For
2.	The ratification of the appointment of Ernst & Young LLP as independent registered public accounting firm for the fiscal year 2019.	Management	For	For
3.	The approval, on an advisory basis, of the compensation of our named executive officers as disclosed in the 2019 Proxy Statement.	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Bancroft Fund Ltd.

By (Signature and Title)*	/s/ Jane D. O’Keeffe
Jane D. O’Keeffe, Principal Executive Officer

Date	August 23, 2019

*Print the name and title of each signing officer under his or her signature.